General (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Ordinary shares, par value (in Dollars per share)
Cash and cash equivalents	$ 2,363,403	$ 2,769,901	$ 2,545,823
Accumulated deficit	(20,361,921)		$ (17,545,337)
Negative cash flow from operatiing activity	$ (2,738,019)	$ (1,290,105)